Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, allowance for doubtful accounts	$ 0	$ 19,740
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	50,000,000	50,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	62,660,778	16,502,121
Common stock, outstanding	62,660,778	16,502,121